Quarterly Holdings Report
for
Fidelity® Telecom and Utilities Fund
October 31, 2025
UIF-NPRT3-1225
1.809082.122
Common Stocks - 97.2%
	Shares	Value ($)
CANADA - 1.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp (United States)	119,200	12,183,432
Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
TransAlta Corp	875,300	15,470,883
TOTAL CANADA		27,654,315
GERMANY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Siemens Energy AG (a)	52,200	6,503,354
UNITED STATES - 95.0%
Communication Services - 18.4%
Diversified Telecommunication Services - 12.7%
AT&T Inc	3,071,900	76,029,525
GCI Liberty Inc/DEL Class A (a)(b)	175,031	2
Lumen Technologies Inc (a)	403,200	4,144,896
Verizon Communications Inc	2,949,300	117,205,182
		197,379,605
Media - 0.4%
EchoStar Corp Class A (a)	73,900	5,532,893
Wireless Telecommunication Services - 5.3%
Gogo Inc (a)(c)	696,800	6,340,880
T-Mobile US Inc	364,869	76,640,733
		82,981,613
TOTAL COMMUNICATION SERVICES		285,894,111

Industrials - 5.5%
Commercial Services & Supplies - 0.2%
Waste Connections Inc (United States)	22,400	3,756,032
Construction & Engineering - 2.2%
Argan Inc	19,200	5,879,232
MasTec Inc (a)	36,800	7,513,088
Quanta Services Inc	45,200	20,300,676
		33,692,996
Electrical Equipment - 2.6%
Bloom Energy Corp Class A (a)	12,200	1,612,352
GE Vernova Inc	39,200	22,937,488
NEXTracker Inc Class A (a)	144,800	14,656,656
NuScale Power Corp Class A (a)	35,100	1,574,937
		40,781,433
Machinery - 0.5%
Caterpillar Inc	12,700	7,331,202
TOTAL INDUSTRIALS		85,561,663

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
First Solar Inc (a)	104,621	27,927,530
Utilities - 69.4%
Electric Utilities - 48.3%
Constellation Energy Corp	339,056	127,824,112
Duke Energy Corp	619,100	76,954,130
Entergy Corp	657,670	63,195,510
Evergy Inc	638,000	49,004,780
Exelon Corp	1,407,900	64,932,348
NextEra Energy Inc	1,932,493	157,304,931
NRG Energy Inc	393,700	67,661,282
Oklo Inc Class A (a)	13,800	1,832,226
PG&E Corp	2,419,974	38,622,785
PPL Corp	1,397,607	51,040,608
Xcel Energy Inc	654,059	53,089,969
		751,462,681
Independent Power and Renewable Electricity Producers - 6.8%
AES Corp/The	366,700	5,086,129
Talen Energy Corp (a)	57,900	23,147,262
Vistra Corp	408,821	76,980,994
		105,214,385
Multi-Utilities - 14.3%
Ameren Corp	469,847	47,933,791
CenterPoint Energy Inc	1,180,983	45,160,790
NiSource Inc	850,720	35,823,819
Sempra	1,014,431	93,266,786
		222,185,186
TOTAL UTILITIES		1,078,862,252

TOTAL UNITED STATES		1,478,245,556
TOTAL COMMON STOCKS (Cost $1,057,935,663)		1,512,403,225

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.18	44,264,170	44,273,023
Fidelity Securities Lending Cash Central Fund (d)(e)	4.18	5,241,220	5,241,744
TOTAL MONEY MARKET FUNDS (Cost $49,514,767)			49,514,767

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,107,450,430)	1,561,917,992
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(6,246,640)
NET ASSETS - 100.0%	1,555,671,352

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $699,920.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,833,921	564,576,122	608,137,196	1,107,743	176	-	44,273,023	44,264,170	0.1%
Fidelity Securities Lending Cash Central Fund	6,286,000	196,116,177	197,160,433	10,508	-	-	5,241,744	5,241,220	0.0%
Total	94,119,921	760,692,299	805,297,629	1,118,251	176	-	49,514,767

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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